Accounts Receivable, Net (Details 1) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Balance, beginning of the year
Provision for doubtful accounts		35,000
Uncollectible receivables written-off
Balance, end of the year		$ 35,000